NOTES PAYABLE - BANK (Details) In Thousands, unless otherwise specified							1 Months Ended			1 Months Ended	12 Months Ended								1 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011	Dec. 31, 2010	May 31, 2011 United States [Member] Old Line of Credit [Member] USD ($)	May 31, 2011 United States [Member] Old Line of Credit [Member] Prime Rate Loans [Member]	May 31, 2011 United States [Member] Old Line of Credit [Member] LIBOR Loans [Member]	May 31, 2011 United States [Member] Old Line of Credit [Member] Standby Letters of Credit [Member] USD ($)	May 31, 2011 United States [Member] Old Line of Credit [Member] Certificates of Deposit [Member] USD ($)	May 31, 2011 United States [Member] New Line of Credit [Member] USD ($)	Dec. 31, 2012 United States [Member] New Line of Credit [Member] USD ($)	Dec. 31, 2011 United States [Member] New Line of Credit [Member] USD ($)	Oct. 31, 2011 United States [Member] New Line of Credit [Member] USD ($)	Jul. 31, 2011 United States [Member] New Line of Credit [Member] USD ($)	May 31, 2011 United States [Member] New Line of Credit [Member] Minimum [Member]	Dec. 31, 2011 United States [Member] New Line of Credit [Member] Standby Letters of Credit [Member] USD ($)	May 31, 2011 United States [Member] New Line of Credit [Member] Standby Letters of Credit [Member] USD ($)	May 31, 2011 United States [Member] New Line of Credit [Member] Certificates of Deposit [Member] USD ($)	May 31, 2012 Europe [Member] New Line of Credit [Member] USD ($)	May 31, 2012 Europe [Member] New Line of Credit [Member] EUR (€)	Sep. 30, 2011 Europe [Member] New Line of Credit [Member] USD ($)	Sep. 30, 2011 Europe [Member] New Line of Credit [Member] EUR (€)	Dec. 31, 2012 Europe [Member] New Line of Credit [Member] USD ($)	Dec. 31, 2012 Europe [Member] New Line of Credit [Member] EUR (€)	Dec. 31, 2011 Europe [Member] New Line of Credit [Member] USD ($)
Debt Instrument [Line Items]
Line of credit, maximum borrowing amount					$ 8,000					$ 9,000			$ 11,000	$ 10,000					$ 659	€ 500	$ 395	€ 300
Pledged assets used to secure credit facility								775	3,500							775	775	3,500
Discretionary reserve					500
Cash held as collateral										3,500		3,500		3,500
Accounts receivable and unbilled receivables used to secure credit facility											5,405												3,984
Credit facility, expiration date										May 25, 2013									Jan. 01, 2014	Jan. 01, 2014	Jan. 01, 2013	Jan. 01, 2013
Debt instrument, variable interest reference rate							LIBOR			LIBOR
Debt instrument, interest rate basis points above reference rate						1.00%	3.50%			4.50%					1.75%
Debt instrument, effective interest rate											6.25%
Weighted average interest rate	6.25%	6.25%	6.35%	6.08%
Costs associated with obtaining the new credit facility											650
Success fee to independent lender											300
Success fee payments											13
Credit facility, amount outstanding											8,581	8,086
Credit facility, remaining borrowing capacity											201	262											659	500
Guarantees	$ 83	€ 63																			$ 83	€ 63
Debt instrument, stated interest rate per annum																							6.00%	6.00%	6.00%